EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
EMPLOYEE RELATED LIABILITIES [Abstract]
Effect on service cost and interest cost, Increase	$ 15
Effect on postretirement obligation, Increase	104
Effect on service cost and interest cost, Decrease	(12)
Effect on postretirement obligation, Decrease	$ (82)